Submission	Nov. 18, 2025
Submission [Line Items]
Central Index Key	0001750284
Registrant Name	Olema Pharmaceuticals, Inc.
Registration File Number	333-284146
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A